Commitments and Contingencies	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

14. COMMITMENTS AND CONTINGENCIES

From time to time, the Company contracts with third-party service providers to perform maintenance or overhaul activities on its off-lease aircraft.

At December 31, 2014, the Company had a commitment to purchase and lease two aircraft, both of which have been delivered during the first quarter of 2015. The Company also had a commitment to sell eight aircraft expected to be consummated in 2015.